SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

10.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the six months period ended June 30, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	June 30, 2020
(Increase) decrease in accounts receivables	(171)	49
(Increase) in prepaid expenses	(31)	-
Increase (decrease) in trade payables and accrued liabilities	58	183
Total changes in working capital	(144)	232

During the six months period ended June 30, 2021, the Company:

i)	transferred $97,953 from reserve to deficit;
ii)	Transferred $244,357 from reserve to common share capital;
iii)	recorded $96,430 as the net change for accrued exploration and evaluation expenditures;
iv)	Reclassed $50,000 from advance to investment in PNR.

During the year ended June 30, 2020, the Company:

i)	transferred $2,771,485 from reserve to deficit;
ii)	recorded $49,094 as the net change for accrued exploration and evaluation expenditures;
iii)	Recorded $106,343 as a further investment in PNR through reduction of amount receivable from PNR.